SEC Registration Nos.
Nos. 811-03334 and 002-75106

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 63            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 63                         XX

Calvert Social Investment Fund

 (Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 X  Immediately upon filing pursuant to paragraph (b)

__ on, January 31, 2011 pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

__on, [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

__on, [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This filing relates solely to Calvert Moderate Allocation Fund, Classes A and C.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 23rd day of February 2011.

CALVERT SOCIAL INVESTMENT FUND

BY:

___________**_________________

Barbara  Krumsiek
Senior Vice President and Trustee/Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 23rd day of February 2011, by the following persons in the capacities indicated.

Signature	Title
__________**____________ D. WAYNE SILBY	PRESIDENT AND TRUSTEE/DIRECTOR
__________**____________ JOHN G. GUFFEY, JR.	TRUSTEE
__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND TRUSTEE
__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)
__________**____________ REBECCA L. ADAMSON	TRUSTEE
__________**____________ RICHARD L. BAIRD, JR.	TRUSTEE
__________**_____________ JOY V. JONES	TRUSTEE
__________**____________ TERRENCE J. MOLLNER	TRUSTEE
__________**____________ MILES DOUGLAS HARPER, III	TRUSTEE

**By: /s/ Lancelot A. King
              Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No. 51, dated January 31, 2011, accession number 0000356682-11-000002.

Calvert Social Investment Fund
Post-Effective Amendment No. 63
Registration No. 002-75106
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def